PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property And Equipment Net Tables
Schedule of Property and Equipment
	December 31,
	2015	2016

Cost:
Laboratory equipment	$123	$252

Accumulated depreciation:
Laboratory equipment	$56	$116

Depreciated cost	$67	$136